Cash Flow Information	12 Months Ended
Mar. 31, 2015
Cash Flow Information

4. Cash Flow Information

Cash payments during fiscal 2013, 2014 and 2015 are as follows:

	Millions of yen
	2013	2014	2015
Cash payments:
Interest	¥105,308	¥88,385	¥76,755
Income taxes	11,955	32,831	83,462

Non-cash activities in fiscal 2013, 2014 and 2015 are as follows.

In fiscal 2013, 2014 and 2015, real estate under operating leases of ¥49,396 million, ¥50,820 million and ¥4,042 million, respectively, were recognized with the corresponding amounts of installment loans and investment in securities being derecognized as a result of acquiring real estate collateral. In fiscal 2014, other assets of ¥8,741 million were also recognized with the corresponding amounts of installment loans and investment in securities being derecognized as a result of acquiring real estate collateral.

In fiscal 2013, both assets and liabilities were decreased ¥33,847 million, in the Company’s consolidated balance sheets due to deconsolidation by the Company of certain VIEs which had been consolidated. The derecognized assets mainly consist of investment in operating leases and investment in securities, and the derecognized liabilities mainly consist of long-term debt. In fiscal 2014, assets and liabilities were decreased by ¥155,918 million and ¥170,869 million, respectively, in the Company’s consolidated balance sheet due to deconsolidation of certain VIEs which had been consolidated by a subsidiary. The derecognized assets mainly consist of installment loans and investment in securities, and the derecognized liabilities mainly consist of long-term debt. Derecognition of these assets and liabilities were not included in cash flows from investing activities or financing activities in the consolidated statements of cash flows because they did not involve cash transactions. In fiscal 2015, assets and liabilities decreased by ¥7,450 million and ¥9,279 million, respectively, in the Company’s consolidated balance sheet due to deconsolidation of certain VIEs which had been consolidated by a subsidiary. The derecognized assets mainly consist of installment loans, and the derecognized liabilities mainly consist of long-term debt. Derecognition of these assets and liabilities were not included in cash flows from investing activities or financing activities in the consolidated statements of cash flows because they did not involve cash transactions.

As non-cash financing activities, ¥99,773 million and ¥49,944 million of convertible bonds were converted to common stocks in fiscal 2013 and 2014, respectively.

In addition, the Company and its subsidiaries recognized identifiable assets acquired and liabilities assumed at their fair values in connection with the acquisitions, details of which are provided in Note 3 “Acquisitions.”